Accrued Liabilities	12 Months Ended
Apr. 30, 2012
Notes to Financial Statements
Accrued Liabilities

(7) Accrued Liabilities

Accrued liabilities consist of the following at April 30:

	2012	2011
Payroll, including vacation	$259	$331
Commissions	100	125
Bonuses	130	148
Contingently payable acquisition purchase price	-	56
Other	277	180
	$766	$840